SHARE CAPITAL (Detail Textuals 1)	12 Months Ended
	Dec. 31, 2018 CAD ($) Year Option RSU shares	Dec. 31, 2017 CAD ($) Year Option RSU shares
Disclosure of classes of share capital [line items]
Number of share options granted | Option	2,811,000	5,905,000
Weighted average fair value of the stock options granted	$ 2.77	$ 2.67
Expected life of share option granted | Year	2.85
Exercise price of share options granted	$ 2.77	$ 1.37
Number of restricted share units granted | RSU	5,000	825,000
Share-based compensation expense	$ 7,498,450	$ 2,822,495
Incentive stock options
Disclosure of classes of share capital [line items]
Share-based compensation expense	5,545,379	2,716,400
RSUs
Disclosure of classes of share capital [line items]
Share-based compensation expense	$ 1,953,071	$ 106,095
Bottom of range
Disclosure of classes of share capital [line items]
Expected life of share option granted | Year		1
Top of range
Disclosure of classes of share capital [line items]
Expected life of share option granted | Year		3
Employees and consultants
Disclosure of classes of share capital [line items]
Number of share options granted | Option	2,811,000
Weighted average fair value of the stock options granted	$ 4.16
Expected life of share option granted | Year	3
Weighted average trading share price of the options exercised	$ 4.73
Employees and consultants | Bottom of range
Disclosure of classes of share capital [line items]
Exercise price of share options granted	2.49
Employees and consultants | Top of range
Disclosure of classes of share capital [line items]
Exercise price of share options granted	$ 6.68
Employee | RSUs
Disclosure of classes of share capital [line items]
Number of restricted share units granted | RSU	5,000
Verdelite Sciences Inc
Disclosure of classes of share capital [line items]
Percentage of share held in escrow	50.00%
Number of share held in escrow | shares	4,955,947